Commitments And Contingent Obligations (Schedule Of Outstanding Commitments For Purchase Of Additional Vessels And Installments Payments For Vessels) (Details) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2011
Commitments And Contingent Obligations [Abstract]
2012	$ 313,275
2013	60,440
2014	209,440
Purchase obligations for additional vessels	$ 583,155